9. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2024
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2023
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 150,000	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 150,000

For the year ended December 31, 2022
	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (c) Chief Executive Officer, Director	$ 153.424	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 165,884
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul L. Nelles (b) Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Paul Dircksen Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,460	$ 12,460